MFA 2025-NQM5 Trust ABS-15G

Exhibit 99.04 - Schedule 1

Client Name:
Client Project Name:	MFA 2025-NQM5
Start - End Dates:	11/19/2018 - 10/6/2025
Deal Loan Count:	294

Conditions Report 2.0

Loans in Report:	294
Loans with Conditions:	108

3 - Total Active Conditions
3 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: Credit/Mtg History
2 - Property Valuations Review Scope
2 - Category: FEMA
94 - Total Satisfied Conditions

37 - Credit Review Scope
1 - Category: Application
2 - Category: Assets
1 - Category: Credit/Mtg History
3 - Category: DTI
12 - Category: Income/Employment
7 - Category: Insurance
6 - Category: Legal Documents
4 - Category: Terms/Guidelines
1 - Category: Title
21 - Property Valuations Review Scope
19 - Category: Appraisal
1 - Category: FEMA
1 - Category: Property
36 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Compliance Manual
2 - Category: Documentation
1 - Category: Federal Consumer Protection
2 - Category: Finance Charge Tolerance
1 - Category: Right of Rescission
3 - Category: Texas Home Equity
24 - Category: TILA/RESPA Integrated Disclosure
76 - Total Waived Conditions

71 - Credit Review Scope
3 - Category: Assets
18 - Category: Credit/Mtg History
6 - Category: DTI
4 - Category: Income/Employment
1 - Category: Insurance
24 - Category: LTV/CLTV
15 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
3 - Category: Property
2 - Compliance Review Scope
1 - Category: Documentation
1 - Category: TILA/RESPA Integrated Disclosure

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